RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Purchases	$ 2,300	$ 1,873	$ 1,151
Trade payables	366	431
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	830	404	171
Trade payables	147	178
Global Chartering | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	413	286	138
Trade payables	13	20
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	126	86	56
Trade payables	12	15
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	110	88	29
Trade payables	0	2
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	105	166	18
Trade payables	8	1
Integrated Metal Recycling | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	99	167	0
Trade payables	3	0
Alkat | Associate
Disclosure of transactions between related parties [line items]
Purchases	90	68	53
Trade payables	9	10
Exeltium | Associate
Disclosure of transactions between related parties [line items]
Purchases	85	71	50
Trade payables	14	12
Baycoat | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	60	53	46
Trade payables	6	6
CFL Cargo | Associate
Disclosure of transactions between related parties [line items]
Purchases	52	71	54
Trade payables	14	26
Other | Other
Disclosure of transactions between related parties [line items]
Purchases	330	413	$ 536
Trade payables	$ 140	$ 161